IPO Related Expenses	6 Months Ended
Dec. 31, 2024
IPO Related Expenses [Abstract]
IPO related expenses	Note 8. IPO related expenses
	Consolidated
	December 2024	December 2023
	$	$
Legal fees	54,781	—
Consultant fees	526,227	—
Audit fees	—	102,941
NASDAQ LIsting fee	56,586	—
	637,594	102,941